Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.52% Shares Fair Value
Argentina — 1.99%
Consumer Discretionary — 1.99%
MercadoLibre, Inc.
(a)
2 $ 3,971
Total   Argentina 3,971
Australia — 2.08%
Health Care — 0.83%
CSL Ltd. 9 1,656
Technology — 1.25%
XERO LTD
(a)
22 2,494
Total   Australia 4,150
Brazil — 2.36%
Financials — 2.36%
Banco Bradesco SA - ADR 920 1,960
Itau Unibanco Holding SA - ADR 514 2,755
4,715
Total   Brazil 4,715
Canada — 3.88%
Financials — 1.46%
Royal Bank of Canada 23 2,890
Industrials — 0.81%
Canadian Pacific Kansas City Ltd. 21 1,608
Technology — 1.61%
Shopify, Inc., Class A
(a)
28 3,236
Total   Canada 7,734
China — 7.19%
Communications — 2.51%
NetEase, Inc. - ADR 19 1,662
Tencent Holdings Ltd. - ADR 65 3,354
5,016
Consumer Discretionary — 4.20%
Alibaba Group Holding Ltd. - ADR 27 2,359
Geely Automobile Holdings Ltd. 800 1,425
Haier Smart Home Co. Ltd., H Shares
(a)
350 1,190
JD.com, Inc. - ADR 42 1,570
Meituan - ADR
(a)
44 1,835
8,379
Consumer Staples — 0.48%
China Mengniu Dairy Co. Ltd. 437 954
Total   China 14,349

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.52% - continued Shares Fair Value
Denmark — 3.84%
Energy — 0.51%
Vestas Wind Systems A/S
(a)
65 $ 1,010
Health Care — 3.33%
Coloplast A/S - ADR 51 645
Novo Nordisk A/S 56 6,009
6,654
Total   Denmark 7,664
France — 12.99%
Consumer Discretionary — 3.85%
Cia Generale de Establissements Michelin SCA 35 1,137
Hermes International SA 3 6,544
7,681
Consumer Staples — 1.04%
L'Oreal SA 6 2,083
Financials — 1.73%
BNP Paribas SA 22 1,316
Credit Agricole SA 102 1,365
Societe Generale SA 29 769
3,450
Health Care — 1.07%
Sanofi 22 2,140
Industrials — 1.72%
Aeroports de Paris 19 2,198
Vinci SA - ADR 47 1,237
3,435
Materials — 2.70%
Cie de Saint-Gobain 59 5,381
Technology — 0.88%
Dassault Systems SE 51 1,759
Total   France 25,929
Germany — 6.62%
Consumer Staples — 1.30%
Beiersdorf AG 20 2,592
Financials — 0.82%
Deutsche Boerse AG 7 1,638
Industrials — 2.95%
Deutsche Post AG 66 2,425
Siemens AG 18 3,483
5,908

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.52% - continued Shares Fair Value
Germany — 6.62% - continued
Technology — 1.55%
SAP SE 13 $ 3,089
Total   Germany 13,227
Hong Kong — 0.65%
Financials — 0.65%
Ping An Insurance Group Co. of China Ltd., H Shares 225 1,296
Total   Hong Kong 1,296
India — 2.27%
Financials — 1.24%
HDFC Bank Ltd. - ADR 37 2,470
Technology — 1.03%
Infosys Ltd. - ADR 93 2,053
Total   India 4,523
Indonesia — 0.63%
Financials — 0.63%
Bank Rakyat Indonesia Persero Tbk PT - ADR 94 1,265
Total   Indonesia 1,265
Israel — 0.55%
Technology — 0.55%
NICE-Systems Ltd. - ADR
(a)
6 1,095
Total   Israel 1,095
Italy — 2.17%
Energy — 1.63%
Eni SpA 231 3,272
Financials — 0.54%
Intesa Sanpaolo SpA 282 1,081
Total   Italy 4,353
Japan — 11.84%
Financials — 7.16%
Mitsubishi UFJ Financial Group, Inc. - ADR 374 4,454
MIZUHO FINANCIAL GROUP, INC. 100 2,529
Nomura Holdings, Inc. - ADR 439 2,669
Sumitomo Mitsui Financial Group, Inc. - ADR 313 4,636
14,288
Industrials — 4.10%
Daifuku Co. Ltd. - ADR 95 988
FANUC Corp. - ADR 58 752
Keyence Corp. 12 5,191
Kubota Corp. 100 1,252
8,183

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.52% - continued Shares Fair Value
Japan — 11.84% - continued
Technology — 0.58%
OBIC Co. Ltd. 35 $ 1,148
Total   Japan 23,619
Korea (Republic of) — 1.83%
Technology — 1.83%
Samsung Electronics Co. Ltd. 94 3,654
Total   Korea (Republic of) 3,654
Netherlands — 5.16%
Financials — 0.68%
ING Groep NV 88 1,363
Technology — 4.48%
ASML Holding NV 9 6,260
Wolters Kluwer NV 16 2,670
8,930
Total   Netherlands 10,293
Norway — 1.44%
Energy — 1.44%
Equinor ASA 119 2,880
Total   Norway 2,880
Spain — 3.09%
Consumer Discretionary — 1.43%
Industria de Diseno Textil SA 52 2,867
Energy — 1.27%
Repsol SA 203 2,536
Financials — 0.39%
Banco Santander SA 170 786
Total   Spain 6,189
Sweden — 0.97%
Industrials — 0.97%
Atlas Copco AB 121 1,933
Total   Sweden 1,933
Switzerland — 4.00%
Health Care — 2.32%
Novartis AG 30 3,176
Roche Holding AG 5 1,450
4,626
Industrials — 1.68%
ABB Ltd. 59 3,355
Total   Switzerland 7,981

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.52% - continued Shares Fair Value
Taiwan Province of China — 5.74%
Technology — 5.74%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 62 $ 11,450
Total   Taiwan Province of China 11,450
United Kingdom — 13.23%
Consumer Discretionary — 1.35%
Next PLC 21 2,693
Consumer Staples — 2.12%
Coca-Cola European Partners PLC 37 2,870
Reckitt Benckiser Group PLC 22 1,360
4,230
Energy — 1.60%
BP PLC 651 3,186
Financials — 0.93%
Barclays PLC 553 1,856
Health Care — 1.49%
AstraZeneca PLC 22 2,971
Materials — 3.55%
Anglo American PLC 89 2,854
Antofagasta PLC 196 4,247
7,101
Technology — 2.19%
Experian PLC 92 4,390
Total   United Kingdom 26,427
Total Common Stocks (Cost $149,371) 188,697
MONEY MARKET FUNDS - 0.53%
First American Government Obligations Fund, Class X, 4.56%
(b)
1,065 1,065
Total Money Market Funds (Cost $1,065) 1,065
Total Investments — 95.05% (Cost $150,436) 189,762
Other Assets in Excess of Liabilities — 4.95% 9,880
NET ASSETS — 100.00% $ 199,642
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2024.
ADR - American Depositary Receipt

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
November 30, 2024 (Unaudited)
COMMON STOCKS — 96.04% Shares Fair Value
Communications — 5.58%
Alphabet, Inc., Class A 57 $ 9,630
Netflix, Inc.
(a)
9 7,981
17,611
Consumer Discretionary — 10.81%
Amazon.com, Inc.
(a)
56 11,642
General Motors Co. 49 2,724
Hilton Worldwide Holdings, Inc. 7 1,774
Home Depot, Inc. (The) 24 10,299
KB Home 58 4,799
NIKE, Inc., Class B 14 1,103
Yum! Brands, Inc. 13 1,806
34,147
Consumer Staples — 3.56%
Costco Wholesale Corp. 4 3,887
General Mills, Inc. 23 1,524
Kimberly-Clark Corp. 6 836
PepsiCo, Inc. 12 1,961
Procter & Gamble Co. (The) 17 3,048
11,256
Energy — 4.85%
Baker Hughes Co. 97 4,264
EOG Resources, Inc. 35 4,664
Halliburton Co. 83 2,644
Schlumberger Ltd. 85 3,735
15,307
Financials — 14.14%
American Express Co. 24 7,312
Bank of America Corp. 99 4,703
BlackRock, Inc.
(a)
5 5,114
Citigroup, Inc. 65 4,607
Goldman Sachs Group, Inc. (The) 11 6,694
JPMorgan Chase & Co. 21 5,245
Morgan Stanley 31 4,080
T. Rowe Price Group, Inc. 15 1,858
Visa, Inc., Class A 16 5,041
44,654
Health Care — 8.62%
Abbott Laboratories 15 1,782
Amgen, Inc. 6 1,697
Biogen, Inc.
(a)
6 964
Eli Lilly & Co. 5 3,977
Intuitive Surgical, Inc.
(a)
14 7,587
Johnson & Johnson 22 3,410
Medtronic PLC 16 1,385
Merck & Co., Inc. 28 2,846

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 96.04% - continued Shares Fair Value
Health Care — 8.62% - continued
Pfizer, Inc. 20 $ 524
UnitedHealth Group, Inc. 5 3,051
Viatris, Inc. 1 13
27,236
Industrials — 9.91%
Caterpillar, Inc. 11 4,467
Cummins, Inc. 10 3,750
Eaton Corp. PLC 11 4,131
Emerson Electric Co. 29 3,845
HEICO Corp. 14 3,827
Norfolk Southern Corp. 13 3,586
Otis Worldwide Corp. 26 2,677
Rockwell Automation, Inc. 11 3,247
United Parcel Service, Inc., Class B 13 1,764
31,294
Materials — 1.57%
Nucor Corp. 32 4,950
Technology — 37.00%
Adobe, Inc.
(a)
8 4,127
Advanced Micro Devices, Inc.
(a)
34 4,664
Apple, Inc. 91 21,597
Autodesk, Inc.
(a)
10 2,919
KLA-Tencor Corp. 5 3,235
Marvell Technology, Inc. 61 5,654
Microsoft Corp. 47 19,903
MSCI, Inc. 8 4,877
NVIDIA Corp. 216 29,862
Oracle Corp. 27 4,991
QUALCOMM, Inc. 18 2,854
Salesforce, Inc. 26 8,580
Texas Instruments, Inc. 18 3,619
116,882
Total Common Stocks  (Cost $169,190) 303,337
MONEY MARKET FUNDS — 0.59%
Federated Hermes Government Obligations Fund, Institutional, 4.51%
(b)
13 13
First American Government Obligations Fund, Class X, 4.56%
(b)
1,857 1,856
Total Money Market Funds (Cost $1,869) 1,869
Total Investments — 96.63% (Cost $171,059) 305,206
Other Assets in Excess of Liabilities — 3.37% 10,632
NET ASSETS — 100.00% $ 315,838
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2024.

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.85% Shares Fair Value
Consumer Discretionary — 15.16%
Abercrombie & Fitch Co., Class A
(a)
40 $ 5,988
Brinker International, Inc.
(a)
29 3,836
Builders FirstSource, Inc.
(a)
32 5,967
KB Home 33 2,730
M/I Homes, Inc.
(a)
34 5,611
Pool Corp. 5 1,885
Shake Shack, Inc., Class A
(a)
30 4,012
Taylor Morrison Home Corp.
(a)
42 3,103
Urban Outfitters, Inc.
(a)
48 2,339
35,471
Consumer Staples — 3.42%
Boston Beer Company, Inc. (The), Class A
(a)
5 1,581
Freshpet, Inc.
(a)
42 6,428
8,009
Energy — 6.00%
ChampionX Corp. 122 3,776
Helmerich & Payne, Inc. 12 416
Matador Resources Co. 40 2,400
Murphy Oil Corp. 64 2,078
Oceaneering International, Inc.
(a)
88 2,638
Ovintiv, Inc. 60 2,725
14,033
Financials — 18.64%
Cadence Bank 107 4,085
Columbia Banking System, Inc. 103 3,194
Evercore Partners, Inc., Class A 18 5,542
First Merchants Corp. 82 3,588
Home BancShares, Inc. 102 3,240
Independent Bank Corp. 40 2,896
Moelis & Co., Class A 36 2,771
Old National Bancorp 144 3,335
Piper Sandler Companies 17 5,831
South State Corp. 26 2,878
Stifel Financial Corp. 24 2,779
Victory Capital Holdings, Inc. 29 2,015
Virtus Investment Partners, Inc. 6 1,482
43,636
Health Care — 14.72%
Acadia Pharmaceuticals, Inc.
(a)
42 685
Agios Pharmaceuticals, Inc.
(a)
38 2,257
Align Technology, Inc.
(a)
8 1,862
Alkermes PLC
(a)
29 842
Arrowhead Pharmaceuticals, Inc.
(a)
32 833
Azenta, Inc.
(a)
26 1,201
BioCryst Pharmaceuticals, Inc.
(a)
74 555

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.85% - continued Shares Fair Value
Health Care — 14.72% - continued
Blueprint Medicines Corp.
(a)
12 $ 1,157
Charles River Laboratories International, Inc.
(a)
5 995
CONMED Corp. 54 3,998
Crinetics Pharmaceuticals, Inc.
(a)
21 1,201
Cytokinetics, Inc.
(a)
27 1,400
Denali Therapeutics, Inc.
(a)
38 950
Exact Sciences Corp.
(a)
13 807
Haemonetics Corp.
(a)
24 2,099
Halozyme Therapeutics, Inc.
(a)
30 1,446
Ligand Pharmaceuticals, Inc., Class B
(a)
11 1,336
Medpace Holdings, Inc.
(a)
10 3,407
Myriad Genetics, Inc.
(a)
71 1,155
Neurocrine Biosciences, Inc.
(a)
6 761
OmniAb, Inc. - Earnout Shares
(a)(b)
4 —
OmniAb, Inc. - Earnout Shares
(a)(b)
4 —
Vericel Corp.
(a)
25 1,454
WillScot Mobile Mini Holdings Corp.
(a)
106 4,053
34,454
Industrials — 16.42%
Cactus, Inc., Class A 81 5,561
Casella Waste Systems, Inc., Class A
(a)
29 3,283
Chart Industries, Inc.
(a)
19 3,672
Columbus McKinnon Corp. 62 2,436
Dayforce, Inc.
(a)
24 1,920
H&E Equipment Services, Inc. 53 3,166
HEICO Corp. 6 1,641
Lincoln Electric Holdings, Inc. 13 2,840
Mercury Systems, Inc.
(a)
26 1,069
Montrose Environmental Group, Inc.
(a)
51 960
MYR Group, Inc.
(a)
16 2,526
Paycom Software, Inc. 7 1,623
Paylocity Holdings Corp.
(a)
27 5,604
Terex Corp. 39 2,137
38,438
Materials — 2.87%
Cleveland-Cliffs, Inc.
(a)
97 1,208
UFP Industries, Inc. 26 3,534
Worthington Industries, Inc. 23 941
Worthington Steel, Inc. 23 1,031
6,714
Real Estate — 1.29%
Macerich Co. (The) 142 3,012
Technology — 16.33%
Advanced Energy Industries, Inc. 44 5,062
Alarm.com Holdings, Inc.
(a)
37 2,410

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 94.85% - continued Shares Fair Value
Technology — 16.33% - continued
Amkor Technology, Inc. 74 $ 1,957
Box, Inc., Class A
(a)
82 2,878
Diodes, Inc.
(a)
57 3,705
Donnelley Financial Solutions, Inc.
(a)
38 2,290
Dropbox, Inc., Class A
(a)
74 2,047
Five9, Inc.
(a)
36 1,486
Manhattan Associates, Inc.
(a)
10 2,854
Qualys, Inc.
(a)
14 2,150
Silicon Laboratories, Inc.
(a)
16 1,770
SPS Commerce, Inc.
(a)
13 2,510
Synaptics, Inc.
(a)
22 1,765
Tenable Holdings, Inc.
(a)
45 1,889
Ultra Clean Holdings, Inc.
(a)
58 2,229
Veeco Instruments, Inc.
(a)
44 1,226
38,228
Total Common Stocks  (Cost $145,502) 221,995
MONEY MARKET FUNDS — 0.44%
First American Government Obligations Fund, Class X, 4.56%
(c)
1,020 1,020
Total Money Market Funds (Cost $1,020) 1,020
Total Investments — 95.29% (Cost $146,522) 223,015
Other Assets in Excess of Liabilities — 4.71% 11,034
NET ASSETS — 100.00% $ 234,049
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board’s Pricing & Liquidity Committee.
(c) Rate disclosed is the seven day effective yield as of November 30, 2024.

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.53% Shares Fair Value
Australia — 0.49%
Materials — 0.49%
BHP Group Ltd. 26 $ 688
Rio Tinto Ltd. 10 771
1,459
Total   Australia 1,459
Brazil — 0.70%
Financials — 0.58%
Banco Bradesco SA - ADR 357 760
Itau Unibanco Holding SA - ADR 183 981
1,741
Materials — 0.12%
Vale SA - ADR 38 375
Total   Brazil 2,116
Canada — 2.41%
Energy — 0.38%
Suncor Energy, Inc. 29 1,145
Industrials — 0.66%
Canadian Pacific Kansas City Ltd. 26 1,991
Materials — 1.37%
Hudbay Minerals, Inc. 232 2,074
Lundin Mining Corp. 208 2,042
4,116
Total   Canada 7,252
China — 1.39%
Communications — 0.55%
Tencent Holdings Ltd. - ADR 32 1,651
Consumer Discretionary — 0.73%
Alibaba Group Holding Ltd. - ADR 16 1,398
Meituan Dianping
(a)
37 802
2,200
Health Care — 0.11%
Sino Biopharmaceutical Ltd. - ADR 41 324
Total   China 4,175
France — 2.02%
Consumer Discretionary — 0.56%
Kering SA - ADR 72 1,679
Energy — 0.50%
TotalEnergies SE 26 1,510
Financials — 0.46%
BNP Paribas SA 23 1,376

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.53% - continued Shares Fair Value
France — 2.02% - continued
Technology — 0.50%
Dassault Systems SE 44 $ 1,518
Total   France 6,083
Germany — 3.34%
Consumer Discretionary — 1.61%
adidas AG 12 2,828
Mercedes-Benz Group AG 28 1,567
Sixt SE 6 442
4,837
Industrials — 1.73%
MTU Aero Engines AG 8 2,723
Siemens AG 13 2,515
5,238
Total   Germany 10,075
Hong Kong — 0.27%
Financials — 0.27%
Ping An Insurance (Group) Company of China Ltd., H Shares 141 812
Total   Hong Kong 812
India — 0.48%
Technology — 0.48%
Infosys Ltd. - ADR 65 1,435
Total   India 1,435
Italy — 1.32%
Energy — 0.47%
Eni SpA 101 1,430
Financials — 0.85%
Intesa Sanpaolo SpA 672 2,575
Total   Italy 4,005
Japan — 1.72%
Industrials — 1.72%
Daifuku Co. Ltd. - ADR 85 884
FANUC Corp. - ADR 99 1,284
SMC Corp. - ADR 98 2,092
Yaskawa Electric Corp. - ADR 18 944
5,204
Total   Japan 5,204
Korea (Republic of) — 0.98%
Technology — 0.98%
Samsung Electronics Co. Ltd. - GDR 3 2,943
Total   Korea (Republic of) 2,943

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.53% - continued Shares Fair Value
Netherlands — 1.63%
Financials — 0.48%
ING Groep NV 93 $ 1,440
Technology — 1.15%
ASML Holding NV 5 3,478
Total   Netherlands 4,918
Spain — 1.51%
Financials — 1.51%
Banco Bilbao Vizcaya Argentaria SA 250 2,360
Banco Santander SA 479 2,214
4,574
Total   Spain 4,574
Switzerland — 0.46%
Health Care — 0.46%
Novartis AG 13 1,376
Total   Switzerland 1,376
Taiwan Province of China — 3.12%
Technology — 3.12%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 51 9,418
Total   Taiwan Province of China 9,418
United Kingdom — 1.79%
Energy — 1.23%
BP PLC 248 1,214
Shell PLC 77 2,499
3,713
Health Care — 0.56%
AstraZeneca PLC 8 1,080
GSK PLC 35 595
1,675
Total   United Kingdom 5,388
United States — 75.90%
Communications — 6.43%
Alphabet, Inc., Class A 53 8,955
Meta Platforms, Inc., Class A 12 6,892
Netflix, Inc.
(a)
4 3,547
19,394
Consumer Discretionary — 7.23%
Amazon.com, Inc.
(a)
40 8,316
Home Depot, Inc. (The) 8 3,433
Starbucks Corp. 13 1,332
Toll Brothers, Inc. 38 6,276
Wynn Resorts Ltd. 26 2,454
21,811

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.53% - continued Shares Fair Value
United States — 75.90% - continued
Consumer Staples — 6.71%
Coca-Cola Co./The 42 $ 2,691
Costco Wholesale Corp. 6 5,831
PepsiCo, Inc. 13 2,125
Procter & Gamble Co. (The) 21 3,764
Walmart, Inc. 63 5,828
20,239
Energy — 3.79%
Chevron Corp. 30 4,858
ConocoPhillips 11 1,243
Exxon Mobil Corp. 45 5,308
11,409
Financials — 11.30%
American Express Co. 13 3,961
Bank of America Corp. 67 3,183
BlackRock, Inc.
(a)
3 3,068
Citigroup, Inc. 42 2,977
Goldman Sachs Group, Inc. (The) 5 3,043
Invesco Ltd. 52 941
Jefferies Financial Group, Inc. 25 1,979
JPMorgan Chase & Co. 14 3,497
MasterCard, Inc., Class A 6 3,197
Morgan Stanley 29 3,816
T. Rowe Price Group, Inc. 10 1,238
Visa, Inc., Class A 10 3,151
34,051
Health Care — 9.98%
Abbott Laboratories 9 1,069
Danaher Corp. 5 1,198
Eli Lilly & Co. 8 6,363
Exact Sciences Corp.
(a)
14 869
Intuitive Surgical, Inc.
(a)
9 4,878
Johnson & Johnson 20 3,100
Merck & Co., Inc. 21 2,134
Pfizer, Inc. 84 2,202
PTC Therapeutics, Inc.
(a)
15 658
Sarepta Therapeutics, Inc.
(a)
5 667
Stryker Corp. 6 2,353
Thermo Fisher Scientific, Inc. 3 1,589
UnitedHealth Group, Inc. 5 3,051
30,131
Industrials — 7.69%
A.O. Smith Corp. 23 1,713
AeroVironment, Inc.
(a)
17 3,307
Boeing Co. (The)
(a)
10 1,554
Cummins, Inc. 10 3,750

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.53% - continued Shares Fair Value
United States — 75.90% - continued
Industrials — 7.69% - continued
Deere & Co. 6 $ 2,796
IDEX Corp. 7 1,615
Lennox International, Inc. 7 4,670
Rockwell Automation, Inc. 6 1,771
RTX Corp. 16 1,949
23,125
Materials — 0.66%
Cleveland-Cliffs, Inc.
(a)
69 859
Materion Corp. 10 1,156
2,015
Technology — 22.11%
Adobe, Inc.
(a)
5 2,580
Advanced Micro Devices, Inc.
(a)
24 3,292
Apple, Inc. 57 13,528
Autodesk, Inc.
(a)
7 2,043
Intuit, Inc. 4 2,567
Microsoft Corp. 27 11,433
NVIDIA Corp. 152 21,013
Oracle Corp. 22 4,066
Salesforce, Inc. 9 2,970
ServiceNow, Inc.
(a)
3 3,148
66,640
Total   United States 228,815
Total Common Stocks (Cost $180,806) 300,048
MONEY MARKET FUNDS - 0.34%
First American Government Obligations Fund, Class X, 4.56%
(b)
1,011 1,011
Total Money Market Funds (Cost $1,011) 1,011
Total Investments — 99.87% (Cost $181,817) 301,059
Other Assets in Excess of Liabilities — 0.13% 405
NET ASSETS — 100.00% $ 301,464
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2024.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.07% Shares Fair Value
Brazil — 0.86%
Financials — 0.86%
Banco Bradesco SA - ADR 521 $ 1,110
Itau Unibanco Holding SA - ADR 277 1,485
2,595
Total   Brazil 2,595
Canada — 0.80%
Materials — 0.80%
Hudbay Minerals Inc. 158 1,410
Lundin Mining Corp. 100 982
2,392
Total   Canada 2,392
China — 1.11%
Communications — 0.51%
Tencent Holdings Ltd. - ADR 30 1,548
Consumer Discretionary — 0.49%
Alibaba Group Holding Ltd. - ADR 17 1,485
Health Care — 0.11%
Sino Biopharmaceutical Ltd. - ADR 42 332
Total   China 3,365
Denmark — 0.51%
Industrials — 0.51%
Vestas Wind Systems A/S
(a)
98 1,523
Total   Denmark 1,523
France — 2.43%
Consumer Discretionary — 0.56%
Kering SA - ADR 72 1,679
Energy — 0.58%
TotalEnergies SE 30 1,742
Financials — 0.73%
BNP Paribas SA 37 2,214
Technology — 0.56%
Dassault Systems SE 49 1,690
Total   France 7,325
Germany — 2.84%
Consumer Discretionary — 1.88%
adidas AG 13 3,064
Mercedes-Benz Group AG 39 2,182
Sixt SE 6 442
5,688

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.07% - continued Shares Fair Value
Germany — 2.84% - continued
Industrials — 0.96%
Siemens AG 15 $ 2,902
Total   Germany 8,590
Hong Kong — 0.18%
Financials — 0.18%
Ping An Insurance (Group) Company of China Ltd., H Shares 94 541
Total   Hong Kong 541
India — 0.34%
Technology — 0.34%
Infosys Ltd. - ADR 47 1,037
Total   India 1,037
Italy — 1.83%
Energy — 0.90%
Eni SpA 192 2,719
Financials — 0.93%
Intesa Sanpaolo SpA 730 2,797
Total   Italy 5,516
Japan — 1.09%
Industrials — 1.09%
Daifuku Co. Ltd. - ADR 64 666
FANUC Corp. - ADR 92 1,193
Yaskawa Electric Corp. - ADR 27 1,417
3,276
Total   Japan 3,276
Korea (Republic of) — 0.65%
Technology — 0.65%
Samsung Electronics Co. Ltd. - GDR 2 1,962
Total   Korea (Republic of) 1,962
Netherlands — 1.38%
Technology — 1.38%
ASML Holding NV 6 4,173
Total   Netherlands 4,173
Norway — 1.09%
Energy — 1.09%
Equinor ASA 136 3,291
Total   Norway 3,291
Spain — 1.53%
Financials — 1.53%
Banco Bilbao Vizcaya Argentaria SA 266 2,511

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.07% - continued Shares Fair Value
Spain — 1.53% - continued
Financials — 1.53% - continued
Banco Santander SA 457 $ 2,112
4,623
Total   Spain 4,623
Switzerland — 0.87%
Industrials — 0.87%
ABB Ltd. 46 2,625
Total   Switzerland 2,625
Taiwan Province of China — 3.18%
Technology — 3.18%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 52 9,602
Total   Taiwan Province of China 9,602
United Kingdom — 4.43%
Consumer Staples — 0.52%
Unilever PLC 26 1,554
Energy — 2.13%
BP PLC 675 3,304
Shell PLC 97 3,125
6,429
Health Care — 0.45%
AstraZeneca PLC 10 1,350
Materials — 1.33%
Anglo American PLC 55 1,764
Antofagasta PLC 105 2,274
4,038
Total   United Kingdom 13,371
United States — 73.95%
Communications — 3.93%
Alphabet, Inc., Class A 49 8,279
Netflix, Inc.
(a)
4 3,547
11,826
Consumer Discretionary — 6.01%
Amazon.com, Inc.
(a)
39 8,108
Home Depot, Inc. (The) 8 3,433
NIKE, Inc., Class B 8 630
Toll Brothers, Inc. 36 5,946
18,117
Consumer Staples — 6.20%
Colgate-Palmolive Co. 29 2,802
Costco Wholesale Corp. 5 4,859
PepsiCo, Inc. 18 2,942
Procter & Gamble Co. (The) 20 3,586

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.07% - continued Shares Fair Value
United States — 73.95% - continued
Consumer Staples — 6.20% - continued
Walmart, Inc. 49 $ 4,533
18,722
Energy — 1.51%
ConocoPhillips 18 1,950
Schlumberger Ltd. 59 2,592
4,542
Financials — 13.23%
American Express Co. 14 4,266
Bank of America Corp. 68 3,231
BlackRock, Inc.
(a)
4 4,091
Citigroup, Inc. 61 4,322
Goldman Sachs Group, Inc. (The) 5 3,043
Invesco Ltd. 124 2,243
Jefferies Financial Group, Inc. 20 1,583
JPMorgan Chase & Co. 14 3,496
MasterCard, Inc., Class A 7 3,731
Morgan Stanley 26 3,422
T. Rowe Price Group, Inc. 14 1,734
Visa, Inc., Class A 15 4,726
39,888
Health Care — 12.07%
Abbott Laboratories 9 1,069
Danaher Corp. 5 1,198
Eli Lilly & Co. 12 9,544
Exact Sciences Corp.
(a)
17 1,055
Intuitive Surgical, Inc.
(a)
9 4,878
Johnson & Johnson 21 3,255
Merck & Co., Inc. 25 2,541
Pfizer, Inc. 65 1,704
PTC Therapeutics, Inc.
(a)
14 614
Sarepta Therapeutics, Inc.
(a)
5 667
Stryker Corp. 6 2,353
Thermo Fisher Scientific, Inc. 4 2,119
UnitedHealth Group, Inc. 5 3,051
Vertex Pharmaceuticals, Inc.
(a)
5 2,341
36,389
Industrials — 9.07%
A.O. Smith Corp. 29 2,160
Cummins, Inc. 11 4,125
Deere & Co. 7 3,261
HEICO Corp. 15 4,101
Lennox International, Inc. 9 6,005
Rockwell Automation, Inc. 10 2,951
Union Pacific Corp. 7 1,713

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2024 (Unaudited)
COMMON STOCKS — 99.07% - continued Shares Fair Value
United States — 73.95% - continued
Industrials — 9.07% - continued
Xylem, Inc. 24 $ 3,042
27,358
Technology — 21.93%
Adobe, Inc.
(a)
5 2,580
Advanced Micro Devices, Inc.
(a)
23 3,155
Apple, Inc. 55 13,053
Autodesk, Inc.
(a)
8 2,335
Intuit, Inc. 4 2,567
Microsoft Corp. 28 11,857
NVIDIA Corp. 151 20,876
Oracle Corp. 21 3,882
Salesforce, Inc. 8 2,640
ServiceNow, Inc.
(a)
3 3,148
66,093
Total   United States 222,935
Total Common Stocks (Cost $181,994) 298,742
PREFERRED STOCKS — 0.46%
Australia — 0.46%
Materials — 0.46%
Fortescue Metals Group Ltd. 113 1,399
Total Australia 1,399
Total Preferred Stocks (Cost $1,554) 1,399
MONEY MARKET FUNDS - 0.32%
First American Government Obligations Fund, Class X, 4.56%
(b)
960 960
Total Money Market Funds (Cost $960) 960
Total Investments — 99.85% (Cost $184,508) 301,101
Other Assets in Excess of Liabilities — 0.15% 446
NET ASSETS — 100.00% $ 301,547
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2024.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments
November 30, 2024 (Unaudited)
CORPORATE BONDS — 24.73%
Principal
Amount Fair Value
Communications — 3.20%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 96,872
Consumer Staples — 3.51%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 106,412
Financials — 9.34%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 95,386
Charles Schwab Corp. (The), 2.90%, 3/3/2032 100,000 88,294
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 99,115
282,795
Health Care — 2.31%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 70,090
Real Estate — 3.57%
Simon Property Group LP, 6.25%, 1/15/2034 100,000 108,325
Technology — 2.80%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 84,822
Total Corporate Bonds (Cost $835,710) 749,316
U.S. GOVERNMENT & AGENCIES — 44.29%
United States Treasury Note, 2.63% , 2/15/2029 426,100 401,940
United States Treasury Note, 4.00% , 1/31/2031 458,000 454,914
United States Treasury Note, 4.50% , 2/15/2036 469,000 485,507
Total U.S. Government & Agencies (Cost $1,470,996) 1,342,361
Shares
EXCHANGE-TRADED FUNDS — 29.29%
iShares MBS ETF
(a)
9,450 887,638
Total Exchange-Traded Funds (Cost $944,682) 887,638
MONEY MARKET FUNDS - 0.89%
First American Government Obligations Fund, Class X, 4.56%
(b)
26,822 26,822
Total Money Market Funds (Cost $26,822) 26,822
Total Investments — 99.20% (Cost $3,278,210) 3,006,137
Other Assets in Excess of Liabilities — 0.80% 24,259
NET ASSETS — 100.00% $ 3,030,396
(a) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2024, the percentage of net assets invested in iShares MBS ETF was 29.29% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of November 30, 2024.

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments
November 30, 2024 (Unaudited)
CORPORATE BONDS — 24.95%
Principal
Amount Fair Value
Communications — 3.23%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 96,872
Consumer Staples — 3.54%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 106,412
Financials — 9.42%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 95,386
Charles Schwab Corp. (The), 2.90%, 3/3/2032 100,000 88,294
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 99,115
282,795
Health Care — 2.33%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 70,090
Real Estate — 3.61%
Simon Property Group LP, 6.25%, 1/15/2034 100,000 108,325
Technology — 2.82%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 84,822
Total Corporate Bonds (Cost $835,710) 749,316
U.S. GOVERNMENT & AGENCIES — 43.02%
United States Treasury Note, 2.63% , 2/15/2029 381,700 360,058
United States Treasury Note, 4.00% , 1/31/2031 434,000 431,075
United States Treasury Note, 4.13% , 7/31/2031 40,000 39,986
United States Treasury Note, 4.50% , 2/15/2036 445,000 460,662
Total U.S. Government & Agencies (Cost $1,419,180) 1,291,781
EXCHANGE-TRADED FUNDS — 30.31% Shares
iShares MBS ETF
(a)
9,692 910,369
Total Exchange-Traded Funds (Cost $965,837) 910,369
MONEY MARKET FUNDS - 0.93%
First American Government Obligations Fund, Class X, 4.56%
(b)
27,931 27,931
Total Money Market Funds (Cost $27,931) 27,931
Total Investments — 99.21% (Cost $3,248,658) 2,979,397
Other Assets in Excess of Liabilities — 0.79% 23,835
NET ASSETS — 100.00% $ 3,003,232
(a) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2024, the percentage of net assets invested in iShares MBS ETF was 30.31% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of November 30, 2024.

Tactical Multi-Purpose Fund
Schedule of Investments
November 30, 2024 (Unaudited)
MONEY MARKET FUNDS - 64.12% Shares Fair Value
First American Government Obligations Fund, Class X, 4.56%
(a)
17,079 $ 17,079
Total Money Market Funds (Cost $17,079) 17,079
Total Investments — 64.12% (Cost $17,079) 17,079
Other Assets in Excess of Liabilities — 35.88% 9,556
NET ASSETS — 100.00% $ 26,635
(a) Rate disclosed is the seven day effective yield as of November 30, 2024.